SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Customer relationships	$ 448,800	$ 448,800
Intellectual property	508,669
Tradenames	218,799	49,799
Software	250,095
Less: accumulated amortization	(219,397)	(54,015)
Net	$ 1,206,966	$ 444,584